Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000039882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class Y)
Average Annual Return, Percent			29.11%	5.32%	10.64%
C000009526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class C) — With CDSC
Average Annual Return, Percent	[1],[2]		26.74%	4.22%	9.69%
C000009524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class A) — With sales charge
Average Annual Return, Percent	[3]		22.63%	4.04%	9.84%
C000039879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class A) — With sales charge
Average Annual Return, Percent	[4]		19.66%	1.04%	6.06%
C000039881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class C) — With CDSC
Average Annual Return, Percent	[5],[6]		23.63%	1.26%	5.85%
C000082064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class Y)
Average Annual Return, Percent			26.03%	2.34%	6.87%
Without Sales Load [Member] | C000009526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class C) — Without CDSC
Average Annual Return, Percent	[1]		27.74%	4.22%	9.69%
Without Sales Load [Member] | C000009524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class A) — Without sales charge
Average Annual Return, Percent			28.75%	5.05%	10.37%
Without Sales Load [Member] | C000039879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class A) — Without sales charge
Average Annual Return, Percent			25.63%	2.03%	6.58%
Without Sales Load [Member] | C000039881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class C) — Without CDSC
Average Annual Return, Percent	[5]		24.63%	1.26%	5.85%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent			31.00%	10.67%	12.25%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent			32.20%	8.37%	9.09%

[1]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[2]	Includes any applicable contingent deferred sales charge (“CDSC”).
[3]	Reflects 4.75% front-end sales charge.
[4]	Reflects 4.75% front-end sales charge.
[5]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[6]	Includes any applicable contingent deferred sales charge (“CDSC”).